Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2011
Prospectus Date	rr_ProspectusDate	May 02, 2011
Supplement [Text Block]	jht756913_SupplementTextBlock	JOHN HANCOCK VARIABLE INSURANCE TRUST Supplement dated June 30, 2011 to the Prospectus dated May 2, 2011
Bond Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bond Trust
Supplement [Text Block]	jht756913_SupplementTextBlock	The table under “Examples” in “Annual Fund Operating Expenses” is amended and restated as follows:
Bond Trust | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPNNX
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	63
Year 3	rr_ExpenseExampleYear03	199
Year 5	rr_ExpenseExampleYear05	346
Year 10	rr_ExpenseExampleYear10	774